FINANCE LEASES - Narrative (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Liability portion of convertible debentures (note 22)	$ 0			$ 84,961		$ 78,807
Credit Facility
Disclosure of finance lease and operating lease by lessee [line items]
Line of credit maximum borrowing capacity	70,925	$ 35,000	$ 54,549
Equipment Lease Facility
Disclosure of finance lease and operating lease by lessee [line items]
Liability portion of convertible debentures (note 22)	$ 36,829	$ 15,579	$ 30,864		$ 10,834
Bottom of range | Credit Facility
Disclosure of finance lease and operating lease by lessee [line items]
Market rates of interest	3.65%	3.65%	3.65%	3.15%	3.15%
Bottom of range | Capital Equipment and Vehicles
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings, interest rate	2.97%	2.97%	2.97%
Top of range | Credit Facility
Disclosure of finance lease and operating lease by lessee [line items]
Market rates of interest	4.77%	4.77%	4.77%	4.15%	4.15%
Top of range | Capital Equipment and Vehicles
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings, interest rate	4.95%	4.95%	4.95%
Finance leases | Credit Facility
Disclosure of finance lease and operating lease by lessee [line items]
Finance leases at fair value	$ 38,686			$ 26,777